Risk management policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 6,217.9		£ 6,481.3
Total committed facilities available				8,357.6
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate	1.00%	1.00%
Potential amount of change due to an increase or decrease in risk				£ 7.2		0.2
Percentage decrease in market interest rate	1.00%	1.00%
US dollar borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 2,784		$ 3,931
US dollar borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 3,377		$ 3,741
US dollar borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	52.90%
Borrowings interest rate	4.58%		4.58%	4.58%
Average period of debt	181 months
US dollar borrowings [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	47.10%
Borrowings interest rate	4.77%		4.77%	4.77%
Average period of debt	39 months
Sterling Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 1,044.0		600.0
Sterling Borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 1,039.0		£ 1,242.0
Sterling Borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Borrowings interest rate	3.43%		3.43%	3.43%
Average period of debt	232 months
Euro Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €	€ 3,200	€ 3,202
Euro Borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €	€ 3,202	€ 3,108
Euro Borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	84.40%
Borrowings interest rate	1.99%		1.99%	1.99%
Average period of debt	75 months
Euro Borrowings [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	15.60%
Borrowings interest rate	0.05%		0.05%	0.05%
Average period of debt	28 months